Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Balance Sheets [Abstract]
Preferred stock, shares authorized	350,000	350,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	31,269,522	23,936,568
Common stock, shares outstanding	31,269,522	23,936,568